Shareholders' Equity (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Class of Warrant or Right [Line Items]
Beginning Balance	1,361,842
Warrants issued	3,259,759
Warrants exercised	(12,500)
Ending Balance	4,609,101
Investor Warrants 2019
Class of Warrant or Right [Line Items]
Beginning Balance	1,184,213
Exercise Price | $ / shares	$ 3.00
Ending Balance	1,184,213
Placement Warrants 2019
Class of Warrant or Right [Line Items]
Beginning Balance	177,629
Exercise Price | $ / shares	$ 2.85
Ending Balance	177,629
Investor Warrants 2020
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 2.20
Warrants issued	2,810,136
Warrants exercised	(12,500)
Ending Balance	2,797,636
Placement Warrants 2020
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 2.55
Warrants issued	449,623
Ending Balance	449,623